Enviromental Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 site		Dec. 31, 2011		Dec. 31, 2010
Enviromental Liability Reconciliation [Line Items]
Accrual for Environmental Loss Contingencies, Increase (Decrease) for Revision in Estimates	$ 31.2	[1]	$ 45.2	[1]	$ 76.1	[1]
Accrual for Environmental Loss Contingencies, Provision for New Losses	31.2		45.2		76.1
Continuing operations	5.8	[2]	3.1	[2]	14.2	[2]
Number of Sites FMC is Named as a Potentially Responsible Party	29
Number of Sites FMC may be a Potentially Responsible Party or Equivalent	38
Environmental reserves, excluding recoveries	236.5		251.2
Expected recoveries recorded	72.1		82.6
Cash recoveries recorded	17.7
Environmental loss contingencies, net of expected recoveries, in excess of accrual	160
Environmental Provision, Net of Recoveries recorded to Other Assets	26.2		28.5		52.3
Accrual for Environmental Loss Contingencies [Roll Forward]
Total environmental reserves, net of recoveries Beginning of Period	226.9		224.9		184.1
Spending, net of recoveries	(42.1)		(43.2)		(35.3)
Net Change	(10.9)		2.0		40.8
Total environmental reserves, net of recoveries End of Period	216.0		226.9		224.9
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Environmental reserves, current, net of recoveries (1)	15.8	[3]	13.6	[3]
Environmental reserves, long-term continuing and discontinued, net of recoveries	200.2	[4]	213.3	[4]
Total environmental reserves, net of recoveries	216.0		226.9		224.9
Environmental Cost Recognized, Recovery Credited to Expense	(5.0)	[5]	(16.7)	[5]	(23.8)	[5]
Increase in Third-party Environmental Recoveries Receivable	7.2
Front Royal [Member]
Accrual for Environmental Loss Contingencies [Roll Forward]
Total environmental reserves, net of recoveries End of Period	41.2		36.4
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Total environmental reserves, net of recoveries	41.2		36.4
Pocatello [Member]
Enviromental Liability Reconciliation [Line Items]
Tribal Permit Fee	1.5
Accrual for Environmental Loss Contingencies [Roll Forward]
Total environmental reserves, net of recoveries Beginning of Period	63.6
Total environmental reserves, net of recoveries End of Period	61.7
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Total environmental reserves, net of recoveries	61.7
Tribal Court Decision on Permit Fees	9.0
Middleport [Member]
Enviromental Liability Reconciliation [Line Items]
Clean up standard parts per million	20
Properties	180
Accrual for Environmental Loss Contingencies [Roll Forward]
Total environmental reserves, net of recoveries End of Period	42.4		47.0
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Total environmental reserves, net of recoveries	42.4		47.0
Environmental Liabilities, Continuing and Discontinued [Member]
Enviromental Liability Reconciliation [Line Items]
Expected recoveries recorded	20.5		24.3
Cash recoveries recorded	6.0
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Increase in Third-party Environmental Recoveries Receivable	2.2
Other Assets [Member]
Enviromental Liability Reconciliation [Line Items]
Expected recoveries recorded	51.6		58.3
Cash recoveries recorded	11.7
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Increase in Third-party Environmental Recoveries Receivable	5.0
Environmental Remediation Expense [Member]
Enviromental Liability Reconciliation [Line Items]
Discontinued operations	$ 20.4	[6]	$ 25.4	[6]	$ 38.1	[6]

[1]	See above roll forward of our total environmental reserves as presented on our consolidated balance sheets.
[2]	Recorded as a component of “Restructuring and other charges (income)” on our consolidated statements of income. See Note 7.
[3]	(1)“Current” includes only those reserves related to continuing operations. These amounts are included within “Accrued and other liabilities” on the consolidated balance sheets.
[4]	These amounts are included in "Environmental liabilities, continuing and discontinued" on the consolidated balance sheets.
[5]	Represents certain environmental recoveries. See Note 20 for details of Other assets as presented on our consolidated balance sheets.
[6]	Recorded as a component of “Discontinued operations, net" on our consolidated statements of income. See Note 9.